VOYA MUTUAL FUNDS

Voya Global Equity Dividend Fund

(“Fund”)

Supplement dated November 2, 2016

to Voya Global Equity Dividend Fund’s

Class A, Class B, Class C, Class I, Class O, and Class W shares Prospectus (“Prospectus”)

and Statement of Additional Information (“SAI”),

each dated February 29, 2016

Effective November 1, 2016, Kris Hermie will no longer manage the Fund. The Fund’s Prospectus and SAI are hereby revised to remove all references to Kris Hermie as a portfolio manager for the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE